Range of Exercise Prices (Details) - Employee Stock Options [member] shares in Millions, Unit_pure in Millions	12 Months Ended
	Oct. 31, 2023 shares $ / shares	Oct. 31, 2022 $ / shares	Oct. 31, 2021 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding	14.1	12.8	12.2
Weighted- average exercise price	$ 76.58	$ 72.05	$ 65.36
Number of shares exercisable	5.1	4.4
Weighted- average exercise price	$ 64.18	$ 60.16
$47.59 – $53.15 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	1.6
Weighted- average remaining contractual life (years)	1 year 4 months 24 days
Weighted- average exercise price	$ 52.13
Number of shares exercisable | shares	1.6
Weighted- average exercise price	$ 52.13
$65.75 – $69.39 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	2.5
Weighted- average remaining contractual life (years)	4 years 3 months 18 days
Weighted- average exercise price	$ 68.13
Number of shares exercisable | shares	2.5
Weighted- average exercise price	$ 68.13
$71.88 – $72.84 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	5.1
Weighted- average remaining contractual life (years)	6 years
Weighted- average exercise price	$ 72.4
Number of shares exercisable | shares	1.1
Weighted- average exercise price	$ 72.64
$90.55 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	2.5
Weighted- average remaining contractual life (years)	9 years
Weighted- average exercise price	$ 90.55
$95.33 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	2.4
Weighted- average remaining contractual life (years)	8 years
Weighted- average exercise price	$ 95.33